Financial Instruments And Risk Management (Summary Of Offsetting Liabilities) (Details) - Commodity Contract [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 2,223	$ 300
Gross Amounts Offset in the Consolidated Balance Sheet	(19)	(9)
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	$ 2,204	$ 291